Fair values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 948	$ 2,713
Derivative assets-non-current in "Other non-current assets"	105	184
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	431	304
Derivative liabilities-non-current in "Other non-current liabilities"	61	77
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"	2	12
Total financial assets, fair value	771	169
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	4	7
Total financial liabilities, fair value	4	7
Level 1 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Available-for-sale securities in "Other non-current assets"	5
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	761	151
Level 1 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"		3
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	252	634
Derivative assets-non-current in "Other non-current assets"	105	184
Total financial assets, fair value	719	3,376
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	427	297
Derivative liabilities-non-current in "Other non-current liabilities"	61	77
Total financial liabilities, fair value	488	374
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	54	1,842
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	180	381
Available-for-sale securities in "Marketable securities and short-term investments"	125	335
Total fair value | Recurring
Assets.
Derivative assets-current in "Other current assets"	254	646
Derivative assets-non-current in "Other non-current assets"	105	184
Total financial assets, fair value	1,490	3,545
Liabilities
Derivative liabilities-current in "Provisions and other current liabilities"	431	304
Derivative liabilities-non-current in "Other non-current liabilities"	61	77
Total financial liabilities, fair value	492	381
Total fair value | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	57	1,845
Available-for-sale securities in "Other non-current assets"	5
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	761	151
Total fair value | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	3	3
Total fair value | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	180	381
Available-for-sale securities in "Marketable securities and short-term investments"	$ 125	$ 335